Financial Assets at Fair Value through Profit or Loss and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2024
Current financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments
12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	10,100,109	￦	13,389,804
Financial bonds		12,793,559		11,601,280
Corporate bonds		6,677,388		7,323,299
Asset-backed securities		68,093		39,444
Beneficiary certificates		20,511,995		20,644,681
Derivative-linked securities		2,197,575		1,924,109
Other debt securities		20,309,713		18,846,019
Equity securities:
Stocks		3,498,880		3,964,021
Other equity securities		523,675		311,316
Loans:
Privately placed bonds		150,208		208,856
Other loans		33,518		978,907
Due from financial institutions:
Other due from financial institutions		79,811		59,838
Others		93,743		158,519

	￦	77,038,267	￦	79,450,093

Financial investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	33,455,476	￦	38,108,213
Financial bonds		20,898,723		26,091,249
Corporate bonds		22,492,869		22,059,099
Asset-backed securities		1,963,242		2,366,140
Other debt securities		116,127		111,295
Equity securities:
Stocks		1,951,150		1,643,898
Equity investments		9,560		9,410
Other equity securities		809,943		2,059,980
Loans:
Privately placed bonds		801,050		1,446,628

		82,498,140		93,895,912

Financial assets at amortized cost
Debt securities:
Government and public bonds		6,507,625		6,029,059
Financial bonds		14,257,747		12,761,712
Corporate bonds		9,368,943		8,946,009
Asset-backed securities		9,418,498		9,321,199
Other debt securities		167,848		72,969
Less: Allowances for credit losses		(19,272)		(17,396)

		39,701,389		37,113,552

	￦	122,199,529	￦	131,009,464

Summary of Dividend Incomes from the Equity Securities
12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		2023				2024
		From the equity securities derecognized		From the equity securities held		From the equity securities derecognized		From the equity securities held
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	—	￦	1,999	￦	—	￦	3,597
	Unlisted		—		14,498		—		19,724
Equity investments			—		110		—		—
Other equity securities			2,774		28,388		699		62,505

		￦	2,774	￦	44,995	￦	699	￦	85,826

Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income
12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		2023				2024
		Disposal price		Accumulated other comprehensive income (loss) as of disposal date		Disposal price		Accumulated other comprehensive income (loss) as of disposal date
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	36,877	￦	36,739	￦	8,054	￦	(5,586)
	Unlisted		—		(758)		—		—
Other equity securities			71,470		(3,680)		131,788		1,937

		￦	108,347	￦	32,301	￦	139,842	￦	(3,649)

Summary of Provision and Reversal for the Allowance of Financial Investments
12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	1,026	￦	(4,808)	￦	(3,782)
Loans measured at fair value through other comprehensive income		83		(460)		(377)
Securities measured at amortized cost		2,808		(740)		2,068

	￦	3,917	￦	(6,008)	￦	(2,091)

(In millions of Korean won)	2023
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	17,104	￦	(2,547)	￦	14,557
Loans measured at fair value through other comprehensive income		920		(3)		917
Securities measured at amortized cost		15,184		(1,475)		13,709

	￦	33,208	￦	(4,025)	￦	29,183

(In millions of Korean won)	2024
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	6,913	￦	(6,433)	￦	480
Loans measured at fair value through other comprehensive income		1,039		(241)		798
Securities measured at amortized cost		2,300		(4,267)		(1,967)

	￦	10,252	￦	(10,941)	￦	(689)

Schedule Of Impairment Losses And Reversal In Financial Investments Table Text Block [Text Block]
12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	16,343	￦	270	￦	76
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(532)		(270)		—
Provision (reversal) for credit losses		29,182		—		1
Others (exchange differences, etc.)		(528)		—		—

Ending	￦	44,465	￦	—	￦	77

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	44,465	￦	—	￦	77
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(2,065)		—		—
Provision (reversal) for credit losses		(694)		—		5
Others (exchange differences, etc.)		1,325		—		—

Ending	￦	43,031	￦	—	￦	82